Share Capital (Details) - Schedule of changes in number of options granted - Employees and directors [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Share Capital (Details) - Schedule of changes in number of options granted [Line Items]
Number of options outstanding	1,198,777	721,361		512,615
Weighted average exercise price Options outstanding	$ 6.88	$ 4.38	[1]	$ 15.09	[1]
Number of options Granted	119,500	512,622		531,390
Weighted average exercise price Granted	$ 14.69	$ 10.33		$ 5.09	[1]
Number of options, Exercised	(66,037)	(20,245)		6,076
Weighted average exercise price, Exercised	$ 4.54	$ 4.13		$ 1.3	[1]
Number of options Expired				(11,891)
Weighted average exercise price Expired				$ 23.83	[1]
Number of options Forfeited	(31,546)	(14,961)		(304,677)
Weighted average exercise price Forfeited	$ 9.47	$ 7.93		$ 5.84	[1]
Number of options outstanding	1,220,694	1,198,777		721,361
Weighted average exercise price Options outstanding	$ 7.71	$ 6.88		$ 4.38	[1]
Number of options exercisable	737,079	477,611		310,093
Weighted average exercise price Options exercisable	$ 5.9	$ 4.25		$ 4.02	[1]

[1]	After repricing- see Note 9 - (B)(2)(a).